Employee Benefit Plan, Fair Value and NAV (Details) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 4,720,697,494	$ 4,235,568,766
Investments, net appreciation (depreciation) in the fair value	710,438,949	579,618,771
Investment, Identifier [Axis]: AB Discovery Value Fund Class Z
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	114,897,285	130,774,077
Investments, net appreciation (depreciation) in the fair value	(3,996,918)	(4,907,759)
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, net appreciation (depreciation) in the fair value	0	152,459,323
Investment, Identifier [Axis]: Fidelity Contrafund Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments, net appreciation (depreciation) in the fair value	0	162,976,569
Investment, Identifier [Axis]: Fidelity Contrafund Commingled Pool Class F
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	555,208,474	511,152,193
Investments, net appreciation (depreciation) in the fair value	108,031,600	(21,771,992)
Investment, Identifier [Axis]: Fidelity Diversified International Commingled Pool Class C
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	180,668,875	153,771,132
Investments, net appreciation (depreciation) in the fair value	42,114,722	10,608,980
Investment, Identifier [Axis]: Fidelity Freedom Blend 2005 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Investments, net appreciation (depreciation) in the fair value	0	39,862
Investment, Identifier [Axis]: Fidelity Freedom Blend 2010 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,065,617	6,322,733
Investments, net appreciation (depreciation) in the fair value	686,914	448,720
Investment, Identifier [Axis]: Fidelity Freedom Blend 2015 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	10,047,845	9,910,597
Investments, net appreciation (depreciation) in the fair value	1,206,753	619,962
Investment, Identifier [Axis]: Fidelity Freedom Blend 2020 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	30,242,395	33,240,211
Investments, net appreciation (depreciation) in the fair value	4,261,738	2,479,985
Investment, Identifier [Axis]: Fidelity Freedom Blend 2025 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	86,925,940	87,050,854
Investments, net appreciation (depreciation) in the fair value	12,944,451	6,936,287
Investment, Identifier [Axis]: Fidelity Freedom Blend 2030 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	157,927,279	149,037,005
Investments, net appreciation (depreciation) in the fair value	24,576,443	12,630,081
Investment, Identifier [Axis]: Fidelity Freedom Blend 2035 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	280,083,679	240,731,405
Investments, net appreciation (depreciation) in the fair value	45,086,436	22,130,547
Investment, Identifier [Axis]: Fidelity Freedom Blend 2040 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	333,908,504	281,108,386
Investments, net appreciation (depreciation) in the fair value	59,378,603	32,272,378
Investment, Identifier [Axis]: Fidelity Freedom Blend 2045 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	356,931,206	293,645,061
Investments, net appreciation (depreciation) in the fair value	66,787,763	34,587,294
Investment, Identifier [Axis]: Fidelity Freedom Blend 2050 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	395,942,381	329,621,593
Investments, net appreciation (depreciation) in the fair value	74,940,280	38,826,659
Investment, Identifier [Axis]: Fidelity Freedom Blend 2055 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	329,129,549	255,551,019
Investments, net appreciation (depreciation) in the fair value	60,403,604	29,105,586
Investment, Identifier [Axis]: Fidelity Freedom Blend 2060 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	190,536,326	144,257,385
Investments, net appreciation (depreciation) in the fair value	34,551,512	15,638,293
Investment, Identifier [Axis]: Fidelity Freedom Blend 2065 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	50,445,600	33,031,153
Investments, net appreciation (depreciation) in the fair value	8,751,915	2,991,776
Investment, Identifier [Axis]: Fidelity Freedom Blend 2070 Commingled Pool Class T
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,111,463	46
Investments, net appreciation (depreciation) in the fair value	96,950	0
Investment, Identifier [Axis]: Fidelity Freedom Blend Income Commingled Pool Class T/Retirement Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,368,039	10,152,441
Investments, net appreciation (depreciation) in the fair value	1,058,703	371,296
Investment, Identifier [Axis]: Fidelity Government Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,448,155	999,832
Investment, Identifier [Axis]: JPMCB Large Cap Growth CF-A Class
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	266,542,693	259,636,627
Investments, net appreciation (depreciation) in the fair value	34,654,258	66,844,001
Investment, Identifier [Axis]: Omnicom Group Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	91,300,000	102,300,000
Investment, Identifier [Axis]: PIMCO Total Return Fund Institutional Class
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	107,877,219	103,884,862
Investments, net appreciation (depreciation) in the fair value	4,583,103	(2,113,251)
Investment, Identifier [Axis]: Spartan 500 Index Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	707,678,562	661,722,526
Investments, net appreciation (depreciation) in the fair value	112,515,534	(22,968,250)
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. Index Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	34,019,458	19,147,439
Investments, net appreciation (depreciation) in the fair value	7,048,715	964,563
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	41,406,775	36,091,574
Investments, net appreciation (depreciation) in the fair value	4,549,150	5,019,805
Investment, Identifier [Axis]: State Street U.S. Bond Index Fund Class XIV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	33,975,884	24,887,631
Investments, net appreciation (depreciation) in the fair value	1,921,554	308,559
Investment, Identifier [Axis]: T. Rowe Price Institutional Large Cap Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	159,748,079	162,743,008
Investments, net appreciation (depreciation) in the fair value	(428,827)	4,983,480
Investment, Identifier [Axis]: Vanguard FTSE Social Index Fund IS
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	75,878,288	69,692,745
Investments, net appreciation (depreciation) in the fair value	10,844,179	14,377,290
Investment, Identifier [Axis]: William Blair Small-Mid Cap Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	108,415,604	125,132,900
Investments, net appreciation (depreciation) in the fair value	300,147	13,502,174
Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	91,266,320	102,272,331
Company Stock | Investment, Identifier [Axis]: Empower Guaranteed Income Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	191,584
Company Stock | Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	194,868,030
Company Stock | Investment, Identifier [Axis]: Omnicom Group Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	91,266,320	102,272,331
Investments, net appreciation (depreciation) in the fair value	$ (6,430,333)	$ 256,553